Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Premiums Earned, Net	$ 1,019,060	$ 905,919	$ 848,391
Increase Decrease in Premiums Earned, Net, Property And Casualty	12.50%	6.80%
Net Investment Income	40,557	44,633	49,418
Increase Decrease in Net Investment Income	(9.10%)	(9.70%)
Realized Investment Gains (Losses)	8,598	10,438	(14,824)
Increase Decrease Realized Investment Gains Losses	(17.60%)
Gain (Loss) on Sale of Stock in Subsidiary	4,139	0	0
Increase Decrease in Gain or Loss On Sale of Stock In Subsidiary	0.00%	0.00%
Other Income	261	286	439
Increase Decrease in Other Income	(8.80%)	(34.80%)
Revenues	1,072,616	961,276	883,424
Increase Decrease in Revenues	11.60%	8.80%
Costs and Expenses [Abstract]
Incurred Claims, Property, Casualty and Liability	767,629	606,709	564,160
Increase Decrease in Incurred Claims Property Casualty And Liability	26.50%	7.50%
Commissions and other underwriting expenses	231,559	205,744	186,029
Increase Decrease in Commissions And Other Underwriting Expenses	12.50%	10.60%
Interest Expense	10,807	10,802	11,055
Increase Decrease in Interest Expense	0.00%	(2.30%)
General and Administrative Expense	7,664	7,814	6,713
Increase Decrease in General and Administrative Expense	(1.90%)	16.40%
Gains (Losses) on Extinguishment of Debt	0	0	11
Increase Decrease In Gains Losses On Extinguishment Of Debt	0.00%	(100.00%)
Other Cost and Expense, Operating	1,334	2,324	3,768
Increase Decrease in Other Cost and Expense Operating	(42.60%)	(38.30%)
Benefits, Losses and Expenses	1,018,992	833,393	771,735
Increase Decrease in Benefits Losses and Expenses	22.30%	8.00%
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	53,624	127,882	111,688
Increase Decrease in Income Loss from Continuing Operations Before Income Taxes Minority Interest and Inome Loss from Equity Method Investments	(58.10%)	14.50%
Income Tax Expense (Benefit)	11,791	36,820	40,742
Increase Decrease in Income Tax Expense Benefit	(68.00%)	(9.60%)
Net Income (Loss) Attributable to Parent	41,833	91,062	70,946
Increase Decrease in Net Income Loss	(54.10%)	28.40%
Earnings Per Share [Abstract]
Earnings Per Share, Basic	$ 3.45	$ 7.09	$ 5.19
Increase Decrease in Earnings Per Share Basic	(51.30%)	36.50%
Earnings Per Share, Diluted	$ 3.37	$ 6.91	$ 5.12
Increase Decrease in Earnings Per Share Diluted	(51.30%)	35.20%
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Basic	12,111	12,843	13,658
Increase Decrease in Weighted Average Number of Shares Outstanding Basic	(5.70%)	(6.00%)
Weighted Average Number of Shares Outstanding, Diluted	12,414	13,170	13,870
Increase Decrease in Weighted Average Number of Diluted Shares Outstanding	(5.70%)	(5.00%)
Common Stock, Dividends, Per Share, Cash Paid	$ 0.72	$ 0.56	$ 0.48
Increase Decrease in Common Stock Dividends Per Share Cash Paid	28.60%	16.70%
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments	10,045	13,344	5,026
Increase Decrease in Avaiable for Sale Securities Gross Realized Gain Loss Excluding Other than Temporary Impairments	(24.70%)	165.50%
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	(2,302)	(1,774)	(11,861)
Increase Decrease in Impairment Losses Investment Available for Sale Securities	29.80%	(85.00%)
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	1,040	703	3,783
Other Than Temporary Impairment Losses Investment Portion In other Comprehensive Income Loss Before Tax Including Attributable to noncontrolling interest afs	47.90%	(81.40%)
Impairment Loss Reclassified From Other Comprehensive Income To Earnings	(185)	(1,836)	(11,772)
Increase Decrease in Impairment Loss Reclassified from Other Comprehensive Income To Earnings	(89.90%)	(84.40%)
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	$ (1,447)	$ (2,906)	$ (19,850)
Increase Decrease in Other Than Temporary Impairment Losses Investments Portion Recognized In Earnings Net Available for Sale Securities	(50.20%)	(85.40%)